Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by revenue stream for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
IT customization	$381,339	$22,106
(i) IT consulting	374,564	17,096
(ii) Management software	6,775	5,010
Platform services	3,132	14,506
Total revenues	$384,471	$36,612

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
Timing of revenue recognition
At a point in time	$377,696	$31,602
Over time	6,775	5,010
Total	$384,471	$36,612

Schedule of Translation of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of June 30,	As of December 31,
	2026	2025
Balance sheet items, except for equity accounts	1.2941	1.2859

	For the six months ended June 30,
	2026	2025
Items in the statements of operations and comprehensive loss, and statements of cash flow	1.2775	1.3237